STATEMENTS OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 006 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Investment Income from National Fuel Gas Company ESOP Fund	$ 2,560,048	$ 2,790,472
Interest and Dividend Income	413,780	484,611
Investment Income from Mutual Funds	11,302,146	10,029,055
Total Investment Income	14,275,974	13,304,138
Net Appreciation in Fair Value of Investments	67,256,454	52,169,466
Interest Income from Notes Receivable from Participants	201,901	169,182
Employer Contributions	12,288,784	11,650,503
Participant Contributions	13,181,299	12,444,686
Rollover Contributions	931,371	3,876,638
Participant Loan Administrative Fees	(7,960)	(7,880)
Dividend Payments to Participants	(75,443)	(79,789)
Benefit Payments to Participants or Beneficiaries	(55,527,690)	(43,486,778)
Increase in Net Assets Available for Benefits	52,524,690	50,040,166
Net assets available for benefits at beginning of year	438,421,371	387,409,784
Net Assets Transferred from National Fuel Tax-Deferred Savings Plan	392,897	971,421
Net assets available for benefits at end of year	$ 491,338,958	$ 438,421,371